SHAREHOLDERS' EQUITY - Ranges of exercise prices (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
Number of options outstanding	361,343	551,809
Weighted average exercise price	$ 10.74	$ 8.88
Number of options exercisable	303,904
Weighted average exercise price of exercisable options	$ 9.61
Warrant
SHAREHOLDERS' EQUITY
Number of options outstanding	361,343
Weighted average remaining contractual life (in years)	2 years 6 months 14 days
Weighted average exercise price	$ 10.74
Number of options exercisable	303,904
Weighted average exercise price of exercisable options	$ 9.61
Range Of Exercise Price $3.54-4.35
SHAREHOLDERS' EQUITY
Range of exercise price, Minimum	3.54
Range of exercise price, Maximum	$ 4.35
Number of options outstanding	9,125
Weighted average remaining contractual life (in years)	4 months 17 days
Weighted average exercise price	$ 4.22
Number of options exercisable	9,125
Weighted average exercise price of exercisable options	$ 4.22
Range Of Exercise Price $5.00-6.90
SHAREHOLDERS' EQUITY
Range of exercise price, Minimum	5.00
Range of exercise price, Maximum	$ 6.90
Number of options outstanding	99,793
Weighted average remaining contractual life (in years)	1 year 2 months 19 days
Weighted average exercise price	$ 6.86
Number of options exercisable	99,793
Weighted average exercise price of exercisable options	$ 6.86
Range Of Exercise Price $7.08-10.66
SHAREHOLDERS' EQUITY
Range of exercise price, Minimum	7.08
Range of exercise price, Maximum	$ 10.66
Number of options outstanding	120,550
Weighted average remaining contractual life (in years)	2 years 6 months 14 days
Weighted average exercise price	$ 8.75
Number of options exercisable	120,550
Weighted average exercise price of exercisable options	$ 8.75
Range of Exercise Price 11.50 - 30.76
SHAREHOLDERS' EQUITY
Range of exercise price, Minimum	11.52
Range of exercise price, Maximum	$ 30.76
Number of options outstanding	131,875
Weighted average remaining contractual life (in years)	3 years 8 months 8 days
Weighted average exercise price	$ 15.94
Number of options exercisable	74,436
Weighted average exercise price of exercisable options	$ 15.37